Business Combinations - Additional Information (Detail) - SEK (kr) kr in Millions		12 Months Ended
	Jul. 21, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations		kr 141	kr 1,309
Goodwill		kr 1,260	31,897	kr 0
Enterprise [Member]
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage		83.30%
Divestments [Member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations		kr 0	(633)
Vonage Holdings Corp [member]
Disclosure Of Business Combinations [Line Items]
Date of acquisition	Jul. 21, 2022
Intangible assets		13,800
Goodwill		kr 900	kr 31,900	kr 15,300